Note 9 - Related Party Transactions	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Note 9 - Related Party Transactions

NOTE 5 — RELATED PARTIES

Founder Shares

On June 22, 2021, the Sponsor received 1,437,500 shares of the Company’s Common stock (the “Founder Shares”) for $25,000. Subsequently, in September 2021, the Company amended the terms of this subscription agreement to issue the Sponsor an additional 62,500 Founder Shares. In November 2021, the Company issued the Sponsor an additional 50,000 shares of Common stock for no additional consideration, following which the Sponsor held 1,550,000 Founder Shares so that the Founder Shares will account for, in the aggregate, 20% of the issued and outstanding shares after the Initial Public Offering. All share amounts have been retroactively restated to reflect this adjustment. In November 2021, the Company amended the terms of the subscription agreement and agreed to issue the Sponsor up to an additional 232,500 Founder Shares, in the event the over-allotment is exercised in full. On November 30, 2021 the Company issued the founder a total of 75,000 shares of Common Stock in connection with the partial exercise by the underwriters of the Over-Allotment Option. The remaining 157,500 shares of common stock issuable pursuant to the Second Amended and Restated Subscription Agreement were not issued.

As of December 31, 2021, there were 1,625,000 Founder Shares issued and outstanding. The aggregate capital contribution was $25,000, or approximately $0.02 per share.

The number of Founder Shares issued was determined based on the expectation that such Founder Shares would represent 20% of the outstanding shares upon completion of the Initial Public Offering.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On June 11, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $200,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 11, 2021 or (ii) the consummation of the Proposed Public Offering. The Company had an outstanding loan balance of $125,547, which was repaid in full as of December 31, 2021. As of December 31, 2021, there was no amount outstanding under the Promissory Note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $2,400,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2021, there was no amount outstanding under the Working Capital Loans.

NOTE 5 — RELATED PARTIES

Founder Shares

On June 22, 2021, the Sponsor received 1,437,500 shares of the Company’s common stock (the “Founder Shares”) for $25,000. Subsequently, in September 2021, the Company amended the terms of this subscription agreement to issue the Sponsor an additional 62,500 Founder Shares. In November 2021, the Company issued the Sponsor an additional 50,000 shares of common stock for no additional consideration, following which the Sponsor held 1,550,000 Founder Shares so that the Founder Shares will account for, in the aggregate, 20% of the issued and outstanding shares after the Initial Public Offering. All share amounts have been retroactively restated to reflect this adjustment. In November 2021, the Company amended the terms of the subscription agreement and agreed to issue the Sponsor up to an additional 232,500 Founder Shares, in the event the over-allotment is exercised in full. On November 30, 2021 the Company issued the founder a total of 75,000 shares of Common Stock in connection with the partial exercise by the underwriters of the Over-Allotment Option. The remaining 157,500 shares of common stock issuable pursuant to the Second Amended and Restated Subscription Agreement were not issued.

As of September 30, 2022, there were 1,625,000 Founder Shares issued and outstanding. The aggregate capital contribution was $25,000, or approximately $0.02 per share.

The number of Founder Shares issued was determined based on the expectation that such Founder Shares would represent 20% of the outstanding shares upon completion of the Initial Public Offering.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $2,400,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of September 30, 2022, there was no amount outstanding under the Working Capital Loans.

Cardio Diagnostics Member During Reverse Merger [Member]
Note 9 - Related Party Transactions

Note 9 - Related Party Transactions

The Company reimburses Behavioral Diagnostic, LLC (“BDLLC”), a company owned by its Chief Medical Officer for salaries of the Company’s CEO and its senior data scientist, who is the husband of the CEO. Payments to BDLLC for salaries totaled $0 and $79,920 for the nine months ended September 30, 2022 and 2021, respectively.